[Janus Letterhead]

November 19, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	CLAYTON STREET TRUST (the “Registrant”)

    1933 Act File No. 333-208542

    1940 Act File No. 811-23121

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in:

1.	a Supplement, pursuant to Rule 497(e), dated November 1, 2018, to the currently effective Prospectus and Statement of Additional Information for the following series:

•	Protective Life Dynamic Allocation Series – Conservative Portfolio

•	Protective Life Dynamic Allocation Series – Moderate Portfolio

•	Protective Life Dynamic Allocation Series – Growth Portfolio

Please call me at (303) 336-5065 with any questions or comments.

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary

Enclosures (via EDGAR only)

cc:

Byron Hittle, Esq.

Eric Purple, Esq.